Intangible Asset, Net - Schedule of Intangible Assets (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Less: Accumulated Amortization	$ (56,000)	$ (40,000)
Intangible Asset, Net	264,000	280,000
Distribution Channel [Member]
Intangible Assets, Gross	$ 320,000	$ 320,000